UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1.                     Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund

Statement of Investments (Unaudited)

as of March 31, 2009

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
INDUSTRIALS			0.86
INDUSTRIAL CONGLOMERATES
5,000	GENERAL ELECTRIC CO.	50,550
		50,550	0.86

TELECOMMUNICATION SERVICES			1.23
DIVERSIFIED TELECOM. SERVICES
10,000	FRONTIER COMMUNICATIONS CORP.	71,800
		71,800	1.23

UTILITIES			1.96
ELECTRIC UTILITIES
4,000	PPL CORP.	114,840
		114,840	1.96

TOTAL COMMON STOCK (Cost: $343,800)		237,190	4.06

US GOVT SECURITIES
US GOVERNMENT AGENCY			88.54
US GOVERNMENT AGENCY
200,000	FEDERAL FARM CREDIT BANK 4.10% 07/07/11	201,577
250,000	FEDERAL FARM CREDIT BANK 4.00% 02/04/15	248,824
500,000	FEDERAL FARM CREDIT BANK 4.125% 02/18/15	500,822
200,000	FEDERAL FARM CREDIT BANK 5.75% 10/29/15	200,635
100,000	FEDERAL FARM CREDIT BANK 6.15% 11/22/16	100,646
100,000	FEDERAL FARM CREDIT BANK 5.37% 09/11/18	100,315
200,000	FEDERAL HOME LN MTG CORP. 3.25% 02/18/14	200,488
100,000	FEDERAL HOME LN MTG CORP. 5.25% 02/20/18	100,043
100,000	FEDERAL HOME LOAN BANK 3.625% 02/25/11	101,031
80,000	FEDERAL HOME LOAN BANK 1.85% 03/25/11	80,055
100,000	FEDERAL HOME LOAN BANK 5.00% 07/02/13	100,997
100,000	FEDERAL HOME LOAN BANK 4.60% 01/14/15	102,231
100,000	FEDERAL HOME LOAN BANK 4.875% 01/16/15	101,019
250,000	FEDERAL HOME LOAN BANK 4.00% 02/12/15	250,654
200,000	FEDERAL HOME LOAN BANK 4.80% 04/30/15	200,562
400,000	FEDERAL HOME LOAN BANK 4.45% 05/05/15	401,204
225,000	FEDERAL HOME LOAN BANK 4.55% 05/05/15	225,698
255,000	FEDERAL HOME LOAN BANK 4.75% 05/14/15	255,949
100,000	FEDERAL HOME LOAN BANK 6.15% 06/09/16	100,920
500,000	FEDERAL HOME LOAN BANK 4.875% 02/13/18	499,751
100,000	FEDERAL HOME LOAN BANK 5.10% 04/02/18	100,039
150,000	FEDERAL HOME LOAN BANK 5.00% 04/09/18	150,121
100,000	FEDERAL HOME LOAN BANK 5.85% 07/09/18	101,125
100,000	FEDERAL HOME LOAN BANK 6.125% 05/28/19	100,698
250,000	FEDERAL NATL MTG ASSOC. 4.40% 06/03/13	251,296

100,000	FEDERAL NATL MTG ASSOC. 4.00% 12/18/14	100,067
100,000	FEDERAL NATL MTG ASSOC. 6.00% 10/24/16	100,292
200,000	FEDERAL NATL MTG ASSOC. 5.50% 10/12/18	200,027
		5,177,086	88.54

TOTAL US GOVT SECURITIES (Cost: $5,172,404)		5,177,086	88.54

PREFERRED STOCK
FINANCIALS			2.21
COMMERCIAL BANKS
4,000	BARCLAYS BANK PLC 6.625% PFD	43,160
2,000	BARCLAYS BANK PLC 7.10% PFD	23,400
2,500	CITIGROUP INC. 8.125% PFD	38,200
		104,760	1.79

DIVERSIFIED FINANCIAL SERVICES
2,000	DEUTSCHE BANK 7.35% PFD	24,440
		24,440	0.42

TELECOMMUNICATION SERVICES			1.71
DIVERSIFIED TELECOM. SERVICES
4,000	AT&T INC. 6.375% PFD	100,160
		100,160	1.71

TOTAL PREFERRED STOCK (Cost: $362,500)		229,360	3.92

SHORT TERM INVESTMENTS
MONEY MARKET			2.50
146,259	UMB MONEY MARKET FIDUCIARY	146,259
		146,259	2.50

TOTAL SHORT TERM INVESTMENTS (Cost: $146,259)		146,258	2.50

TOTAL INVESTMENTS (Cost: $6,024,962)		5,789,894	99.02

OTHER ASSETS LESS LIABILITIES		5,847,018	0.98

TOTAL NET ASSETS		5,847,018	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Income and Equity Fund

Statement of Investments (Unaudited)

as of March 31, 2009

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			0.78
DISTRIBUTORS
1,000	GENUINE PARTS CO.	29,860
		29,860	0.43

SPECIALTY RETAIL
1,000	HOME DEPOT, INC.	23,560
		23,560	0.34

CONSUMER STAPLES			1.95
HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	117,725
		117,725	1.71

TOBACCO
1,000	ALTRIA GROUP INC.	16,020
		16,020	0.23

ENERGY			4.60
OIL, GAS & CONSUMABLE FUELS
1,000	APACHE CORP.	64,090
1,000	BRITISH PETROLEUM PLC ADR	40,100
1,000	CONOCOPHILLIPS	39,160
3,000	MARATHON OIL CORP.	78,870
1,000	OCCIDENTAL PETROLEUM CORP.	55,650
1,250	XTO ENERGY INC.	38,275
		316,145	4.60

FINANCIALS			1.15
COMMERCIAL BANKS
1,000	WILMINGTON TRUST CORP.	9,690
		9,690	0.14

DIVERSIFIED FINANCIAL SERVICES
4,000	BANK OF AMERICA CORP.	27,280
		27,280	0.40

INSURANCE
1,000	CHUBB CORP.	42,320
		42,320	0.62

HEALTH CARE			4.96
PHARMACEUTICALS
2,000	GLAXOSMITHKLINE PLC ADR	62,140

4,000	JOHNSON & JOHNSON	210,400
5,000	PFIZER INC.	68,100
		340,640	4.96

INDUSTRIALS			2.28
AEROSPACE & DEFENSE
2,000	HONEYWELL INTERNATIONAL INC.	55,720
		55,720	0.81

INDUSTRIAL CONGLOMERATES
10,000	GENERAL ELECTRIC CO.	101,100
		101,100	1.47

INFORMATION TECHNOLOGY			1.34
SOFTWARE
5,000	MICROSOFT CORP.	91,850
		91,850	1.34

MATERIALS			0.32
CHEMICALS
1,000	DUPONT DE NEMOURS & CO.	22,330
		22,330	0.32

TELECOMMUNICATION SERVICES			2.90
DIVERSIFIED TELECOM. SERVICES
1,000	AT&T, INC.	25,200
20,000	FRONTIER COMMUNICATIONS CORP.	143,600
1,000	VERIZON COMMUNICATIONS INC.	30,200
		199,000	2.90

UTILITIES			1.97
ELECTRIC UTILITIES
1,000	DUKE ENERGY CORP.	14,320
		14,320	0.21

MULTI-UTILITIES
2,000	DOMINION RESOURCES, INC.	61,980
2,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	58,940
		120,920	1.76

TOTAL COMMON STOCK (Cost: $2,319,225)		1,528,480	22.24

CORPORATE BOND
CONSUMER DISCRETIONARY			12.89
MEDIA
419,000	LIBERTY MEDIA CORP. 7.75% 07/15/09	402,395
		402,395	5.86

MULTILINE RETAIL
281,000	TARGET CORP. 8.60% 01/15/12	303,323
		303,323	4.41

SPECIALTY RETAIL
100,000	HOME DEPOT, INC. 5.20% 03/01/11	100,573
80,000	STAPLES, INC. 7.375% 10/01/12	79,399
		179,972	2.62

ENERGY			5.63
ENERGY EQUIPMENT & SERVICES
50,000	WEATHERFORD INTERNATIONAL LTD. 5.95% 06/15/12	47,845
		47,845	0.70

OIL, GAS & CONSUMABLE FUELS
143,000	ATLANTIC RICHFIELD 8.50% 04/01/12	163,855
170,000	TEXACO CAPITAL 8.625% 06/30/10	174,887
		338,742	4.93

FINANCIALS			23.15
COMMERCIAL BANKS
100,000	AMERICAN EXPRESS CO. 10/20/09 FLOAT	96,689
		96,689	1.41

DIVERSIFIED FINANCIAL SERVICES
300,000	AIG 6.00% 11/15/14	46,049
30,000	AMERICAN EXPRESS CO. 5.00% 12/02/10	28,658
200,000	AMERICAN EXPRESS CO. 7.30% 08/20/13	185,651
150,000	GENERAL ELECTRIC CAP 5.50% 09/30/16 STEP	139,153
50,000	GENERAL ELECTRIC CAP 8.875% 05/15/09	50,050
371,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	416,445
100,000	GENERAL ELECTRIC CAP 5.40% 02/15/17	87,523
95,000	GOLDMAN SACHS GROUP 5.00% 10/01/14	85,888
100,000	HOUSEHOLD FINANCE CO. 09/10/09 FLOAT	94,181
106,000	HSBC 11/10/13 FLOAT	59,360
100,000	NATIONAL RURAL UTIL 5.75% 08/28/09	100,913
50,000	SCHWAB CORP. 6.375% 09/01/17	46,004
		1,339,873	19.50

INSURANCE
28,000	HARTFORD LIFE INSURANCE 6.00% 09/15/21	14,376
75,000	HARTFORD LIFE GLOBAL FUND 6.00% 07/15/15	46,547
100,000	PROTECTIVE LIFE 05/10/10 FLOAT	92,879
		153,803	2.24

INDUSTRIALS			1.27
ROAD & RAIL
91,000	CANADIAN PACIFIC RAILWAY 5.75% 05/15/13	87,366
		87,366	1.27

INFORMATION TECHNOLOGY			1.32
COMPUTERS & PERIPHERALS
50,000	DELL INC. 5.65% 04/15/18	47,162
		47,162	0.69

OFFICE ELECTRONICS
50,000	XEROX CORP. 5.50% 05/15/12	43,304
		43,304	0.63

MATERIALS			4.53
CHEMICALS
50,000	DOW CHEMICAL CO. 5.00% 06/15/13	41,725
50,000	DOW CHEMICAL CO. 5.90% 09/15/15	41,709
		83,434	1.21

METALS & MINING
100,000	ALCOA INC. 7.375% 08/01/10	100,054
75,000	ALCOA INC. 6.50% 06/01/11	68,196
75,000	ALCOA INC. 6.00% 07/15/13	59,862
		228,112	3.32

TELECOMMUNICATION SERVICES			8.66
DIVERSIFIED TELECOM. SERVICES
100,000	AT&T CORP. 7.30% 11/15/11	107,451
327,545	BELLSOUTH TELECOMMUN 6.30% 12/15/15	332,114
53,000	VERIZON 6.50% 09/15/11	54,924
100,000	VERIZON FLORIDA 6.125% 01/15/13	100,648
		595,137	8.66

UTILITIES			6.70
ELECTRIC UTILITIES
232,000	SOUTH CAROLINA ELEC 6.70% 02/01/11	246,470
		246,470	3.59

GAS UTILITIES
150,000	PIEDMONT NATURAL GAS 7.80% 09/29/10	158,994
		158,994	2.31

MULTI-UTILITIES
55,000	CONSUMERS ENERGY CO. 6.00% 02/15/14	55,142
		55,142	0.80

TOTAL CORPORATE BOND (Cost: $4,804,758)		4,407,762	64.15

US GOVT SECURITIES
US GOVERNMENT AGENCY			6.69
US GOVERNMENT AGENCY
100,000	FEDERAL HOME LOAN BANK 6.00% 06/15/17	100,954
100,000	FEDERAL HOME LOAN BANK 6.00% 07/19/17	107,447
250,000	FEDERAL NATL MTG ASSOC. 4.40% 06/03/13	251,296
		459,697	6.69

TOTAL US GOVT SECURITIES (Cost: $450,000)		459,697	6.69

PREFERRED STOCK
FINANCIALS			4.30
COMMERCIAL BANKS
2,000	BANK OF AMERICA 6.375% PFD	16,300
2,000	BANK OF AMERICA 7.25% PFD	21,660

2,000	BARCLAYS BANK PLC 6.625% PFD	21,580
2,000	BARCLAYS BANK PLC 7.10% PFD	23,400
2,500	CITIGROUP INC. 8.125% PFD	38,200
4,000	HSBC HOLDINGS PLC 6.20% PFD A	59,560
		180,700	2.63

DIVERSIFIED FINANCIAL SERVICES
3,000	DEUTSCHE BANK 6.625% PFD	35,160
2,000	MERRILL LYNCH 6.45% PFD	18,220
		53,380	0.78

INSURANCE
3,000	METLIFE INC. 6.50% PFD	44,010
2,500	PHOENIX COMPANIES INC. 7.45% PFD	17,350
		61,360	0.89

TELECOMMUNICATION SERVICES			0.73
DIVERSIFIED TELECOM. SERVICES
2,000	AT&T INC. 6.375% PFD	50,080
		50,080	0.73

UTILITIES			0.70
ELECTRIC UTILITIES
2,000	FPL GROUP CAPITAL 6.60% PFD A	47,960
		47,960	0.70

TOTAL PREFERRED STOCK (Cost: $725,060)		393,480	5.73

SHORT TERM INVESTMENTS
MONEY MARKET			0.16
11,056	UMB MONEY MARKET FIDUCIARY	11,056
		11,056	0.16

TOTAL SHORT TERM INVESTMENTS (Cost: $11,056)		11,056	0.16

TOTAL INVESTMENTS (Cost: $8,310,099)		6,800,475	98.97

OTHER ASSETS LESS LIABILITIES		70,599	1.03

TOTAL NET ASSETS		6,871,074	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund

Statement of Investments (Unaudited)

as of March 31, 2009

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			1.98
HOTELS, RESTAURANTS & LEISURE
5,000	MCDONALD’S CORP.	272,850
		272,850	1.19

MEDIA
10,000	WALT DISNEY CO.	181,600
		181,600	0.79

CONSUMER STAPLES			8.05
BEVERAGES
15,000	COCA-COLA CO.	659,250
		659,250	2.87

FOOD PRODUCTS
7,500	MCCORMICK & COMPANY, INC.	221,775
12,000	SMUCKER JM CO.	447,240
		669,015	2.91

HOUSEHOLD PRODUCTS
11,053	PROCTER & GAMBLE CO.	520,486
		520,486	2.27

ENERGY			12.39
ENERGY EQUIPMENT & SERVICES
24,000	CAMERON INTERNATIONAL CORP. *	526,320
10,000	HALLIBURTON CO.	154,700
5,000	NATIONAL OILWELL VARCO, INC. *	143,550
		824,570	3.59

OIL, GAS & CONSUMABLE FUELS
6,000	BRITISH PETROLEUM PLC ADR	240,600
8,000	CONOCOPHILLIPS	313,280
15,000	DEVON ENERGY CORP.	670,350
8,750	SPECTRA ENERGY CORP.	123,725
15,000	SUNCOR ENERGY INC.	333,150
30,000	WILLIAMS COMPANIES INC.	341,400
		2,022,505	8.80

FINANCIALS			7.49
COMMERCIAL BANKS
35,000	BANCO LATINOAMERICANO DE EXPORTACIONES, SA	327,950
		327,950	1.43

CONSUMER FINANCE
10,000	AMERICAN EXPRESS CO.	136,300
		136,300	0.59

DIVERSIFIED FINANCIAL SERVICES
10,000	MOODYS CORP.	229,200
		229,200	1.00

INSURANCE
6	BERKSHIRE HATHAWAY INC. A *	520,200
12,000	CHUBB CORP.	507,840
		1,028,040	4.48

HEALTH CARE			10.80
HEALTH CARE EQUIPMENT & SUPPLIES
5,000	BAXTER INTERNATIONAL INC.	256,100
5,000	BECTON DICKINSON & CO.	336,200
2,500	CARDINAL HEALTH INC.	78,700
5,000	COVIDIEN LTD.	166,200
		837,200	3.64

LIFE SCIENCES TOOLS & SERVICES
12,000	PERKINELMER INC.	153,240
		153,240	0.67

PHARMACEUTICALS
17,000	BRISTOL-MYERS SQUIBB CO.	372,640
12,000	JOHNSON & JOHNSON	631,200
20,000	PFIZER INC.	272,400
5,000	WYETH	215,200
		1,491,440	6.49

INDUSTRIALS			11.07
AEROSPACE & DEFENSE
10,000	BOEING CO.	355,800
15,000	CUBIC CORP.	379,950
		735,750	3.20

AIR FREIGHT & LOGISTICS
5,000	UNITED PARCEL SERVICE INC. B	246,100
		246,100	1.07

INDUSTRIAL CONGLOMERATES
40,000	GENERAL ELECTRIC CO.	404,400
		404,400	1.76

MACHINERY
6,000	CATERPILLAR INC.	167,760
10,000	INGERSOLL-RAND COMPANY LTD. A	138,000
		305,760	1.33

ROAD & RAIL
4,000	BURLINGTON NORTHERN SANTA FE CORP.	240,600
4,000	CSX CORP.	103,400

6,000	NORFOLK SOUTHERN CORP.	202,500
		546,500	2.38

TRADING COMPANIES & DISTRIBUTORS
15,000	GATX CORP.	303,450
		303,450	1.32

INFORMATION TECHNOLOGY			4.64
COMMUNICATIONS EQUIPMENT
25,000	NOKIA CORP. ADR A	291,750
		291,750	1.27

COMPUTERS & PERIPHERALS
10,000	SANDISK CORP. *	126,500
		126,500	0.55

IT SERVICES
8,000	AUTOMATIC DATA PROCESSING INC.	281,280
		281,280	1.22

SOFTWARE
20,000	MICROSOFT CORP.	367,400
		367,400	1.60

MATERIALS			1.83
METALS & MINING
16,000	RELIANCE STEEL & ALUMINUM CO.	421,280
		421,280	1.83

TELECOMMUNICATION SERVICES			1.88
DIVERSIFIED TELECOM. SERVICES
60,000	FRONTIER COMMUNICATIONS CORP.	430,800
		430,800	1.88

UTILITIES			1.90
ELECTRIC UTILITIES
7,000	ALLETE INC.	186,830
17,500	DUKE ENERGY CORP.	250,600
		437,430	1.90

TOTAL COMMON STOCK (Cost: $16,753,412)		14,252,046	62.04

CORPORATE BOND
CONSUMER DISCRETIONARY			2.76
AUTO COMPONENTS
100,000	BORG WARNER 8.00% 10/01/19	92,725
		92,725	0.40

MULTILINE RETAIL
178,000	TARGET CORP. 8.60% 01/15/12	192,141
		192,141	0.84

SPECIALTY RETAIL
100,000	HOME DEPOT, INC. 4.625% 08/15/10	100,203
150,000	HOME DEPOT, INC. 5.20% 03/01/11	150,859
100,000	STAPLES, INC. 7.375% 10/01/12	99,249
		350,311	1.52

ENERGY			7.95
ENERGY EQUIPMENT & SERVICES
120,000	KINDER MORGAN 6.50% 09/01/13	109,400
100,000	WEATHERFORD INTERNATIONAL LTD. 5.95% 06/15/12	95,689
		205,090	0.89

OIL, GAS & CONSUMABLE FUELS
501,000	ATLANTIC RICHFIELD 9.125% 03/01/11	565,262
255,000	BURLINGTON RESOURCES 6.40% 08/15/11	272,078
190,000	DEVON ENERGY CORP. 10.125% 11/15/09	193,672
50,000	PREMCOR REFINING 6.75% 05/01/14	47,429
296,000	PREMCOR REFINING 7.50% 06/15/15	287,455
250,000	SPECTRA ENERGY CAP 7.50% 10/01/09	254,238
		1,620,135	7.05

FINANCIALS			13.27
COMMERCIAL BANKS
161,000	MORGAN STANLEY 07/01/14 FLOAT	128,686
		128,686	0.56

DIVERSIFIED FINANCIAL SERVICES
250,000	AIG 07/11/11 FLOAT	135,095
300,000	AIG 6.00% 10/15/14	46,875
450,000	AIG 6.00% 11/15/14	69,073
300,000	GENERAL ELECTRIC CAP 5.50% 11/15/11	292,664
311,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	349,096
200,000	GENERAL ELECTRIC CAP 5.65% 06/09/14	189,271
601,000	GENERAL ELECTRIC CAP 5.40% 02/15/17	526,013
100,000	HOUSEHOLD FINANCE CO. 04/10/09 FLOAT	100,000
155,000	HOUSEHOLD FINANCE CO. 09/15/13 FLOAT	86,800
250,000	HOUSEHOLD FINANCE CO. 6.375% 11/27/12	201,863
505,000	NATIONAL RURAL UTIL 5.70% 01/15/10	511,686
100,000	SLM CORP. 06/15/09 FLOAT	95,710
100,000	SLM CORP. 09/15/09 FLOAT	96,585
		2,700,730	11.76

INSURANCE
130,000	AIG 7.50% 08/11/10	94,239
125,000	JOHN HANCOCK LIFE 04/15/09 FLOAT	124,523
		218,761	0.95

INDUSTRIALS			6.51
AEROSPACE & DEFENSE
300,000	LOCKHEED MARTIN 8.20% 12/01/09	306,505
		306,505	1.33

ELECTRICAL EQUIPMENT
250,000	EMERSON ELECTRIC CO. 7.125% 08/15/10	264,330
		264,330	1.15

INDUSTRIAL CONGLOMERATES
1,000,000	GENERAL ELECTRIC CO. 5.25% 12/06/17	924,810
		924,810	4.03

INFORMATION TECHNOLOGY			1.15
COMPUTERS & PERIPHERALS
150,000	DELL INC. 4.70% 04/15/13	150,654
100,000	DIGITAL EQUIPMENT 7.75% 04/01/23	114,463
		265,117	1.15

MATERIALS			0.95
METALS & MINING
250,000	ALCOA INC. 6.00% 01/15/12	217,912
		217,912	0.95

TELECOMMUNICATION SERVICES			1.23
DIVERSIFIED TELECOM. SERVICES
250,000	NEXTEL COMMUNICATIONS 7.375% 08/01/15	132,500
150,000	VERIZON FLORIDA 6.125% 01/15/13	150,972
		283,472	1.23

UTILITIES			0.17
ELECTRIC UTILITIES
39,787	RELIANT ENERGY MID ATL 9.237% 07/02/17	38,196
		38,196	0.17

TOTAL CORPORATE BOND (Cost: $9,053,817)		7,808,919	33.99

PREFERRED STOCK
FINANCIALS			2.77
COMMERCIAL BANKS
8,000	BANK OF AMERICA 8.20% PFD	87,680
5,000	BARCLAYS BANK PLC 8.125% PFD	66,600
5,000	BARCLAYS BANK PLC 7.10% PFD	58,500
5,000	CITIGROUP INC. 8.50% PFD F	76,150
5,000	CITIGROUP INC. 8.125% PFD	76,400
5,000	HSBC HOLDING PLC 8.125% PFD	100,050
10,000	WACHOVIA 7.85% PFD	170,000
		635,380	2.77

TELECOMMUNICATION SERVICES			1.09
DIVERSIFIED TELECOM. SERVICES
10,000	AT&T INC. 6.375% PFD	250,400
		250,400	1.09

TOTAL PREFERRED STOCK (Cost: $1,324,938)		885,780	3.86

SHORT TERM INVESTMENTS
MONEY MARKET			0.08
17,959	UMB MONEY MARKET FIDUCIARY	17,959
		17,959	0.08

TOTAL SHORT TERM INVESTMENTS (Cost: $17,959)		17,959	0.08

TOTAL INVESTMENTS (Cost: $27,150,127)		22,964,704	99.97

OTHER ASSETS LESS LIABILITIES		7,295	0.03

TOTAL NET ASSETS		22,971,999	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Growth Fund

Statement of Investments (Unaudited)

as of March 31, 2009

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER STAPLES			4.09
PERSONAL PRODUCTS
2,000	CHATTEM INC. *	112,100
		112,100	4.09

ENERGY			26.10
ENERGY EQUIPMENT & SERVICES
4,000	FMC TECHNOLOGIES INC. *	125,480
4,000	HORNBECK OFFSHORE SERVICES, INC. *	60,960
4,000	MITCHAM INDUSTRIES INC. *	15,240
2,000	NATIONAL OILWELL VARCO, INC. *	57,420
		259,100	9.46

OIL, GAS & CONSUMABLE FUELS
2,000	APACHE CORP.	128,180
2,000	CHESAPEAKE ENERGY CORP.	34,120
1,500	CONOCOPHILLIPS	58,740
4,000	MARATHON OIL CORP.	105,160
1,000	OCCIDENTAL PETROLEUM CORP.	55,650
1,000	ULTRA PETROLEUM CORP. *	35,890
1,250	XTO ENERGY INC.	38,275
		456,015	16.65

FINANCIALS			0.67
COMMERCIAL BANKS
4,000	EAST WEST BANCORP, INC.	18,280
		18,280	0.67

HEALTH CARE			34.51
HEALTH CARE PROVIDERS & SERVICES
5,000	AMERICA SERVICE GROUP INC. *	65,000
1,500	BECTON DICKINSON & CO.	100,860
1,500	MCKESSON CORP.	52,560
2,000	QUEST DIAGNOSTICS, INC.	94,960
3,000	ST. JUDE MEDICAL INC. *	108,990
3,000	UNITEDHEALTH GROUP INC.	62,790
2,750	WELLPOINT INC. *	104,418
3,000	ZIMMER HOLDINGS INC. *	109,500
		699,078	25.52

PHARMACEUTICALS
2,000	GLAXOSMITHKLINE PLC ADR	62,140
3,500	JOHNSON & JOHNSON	184,100
		246,240	8.99

INDUSTRIALS			12.80
AEROSPACE & DEFENSE
1,000	BOEING CO.	35,580
1,000	HONEYWELL INTERNATIONAL INC.	27,860
		63,440	2.32

CONSTRUCTION & ENGINEERING
3,000	CHICAGO BRIDGE & IRON CO. NV *	18,810
		18,810	0.69

INDUSTRIAL CONGLOMERATES
8,000	GENERAL ELECTRIC CO.	80,880
		80,880	2.95

MACHINERY
1,000	ITT CORP.	38,470
		38,470	1.40

MARINE
4,000	KIRBY CORP. *	106,560
		106,560	3.89

ROAD & RAIL
2,000	GENESEE & WYOMING INC. *	42,500
		42,500	1.55

INFORMATION TECHNOLOGY			10.15
COMMUNICATIONS EQUIPMENT
2,500	CISCO SYSTEMS INC. *	41,925
1,000	QUALCOMM INC.	38,910
		80,835	2.95

ELECTRONIC EQUIPMENT & INSTRUMENTS
3,000	ITRON INC. *	142,050
		142,050	5.19

SOFTWARE
3,000	MICROSOFT CORP.	55,110
		55,110	2.01

MATERIALS			3.74
METALS & MINING
1,000	BHP BILLITON LTD.	44,600
5,000	COMMERCIAL METALS CO.	57,750
		102,350	3.74

TELECOMMUNICATION SERVICES			1.31
DIVERSIFIED TELECOM. SERVICES
5,000	FRONTIER COMMUNICATIONS CORP.	35,900
		35,900	1.31

TOTAL COMMON STOCK (Cost: $3,539,405)		2,557,717	93.37

SHORT TERM INVESTMENTS
MONEY MARKET			6.16
168,807	UMB MONEY MARKET FIDUCIARY	168,807
		168,807	6.16

TOTAL SHORT TERM INVESTMENTS (Cost: $168,807)		168,807	6.16

TOTAL INVESTMENTS (Cost: $3,708,212)		2,726,524	99.53

OTHER ASSETS LESS LIABILITIES		12,910	0.47

TOTAL NET ASSETS		2,739,434	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Multi-Cap Value Fund

Statement of Investments (Unaudited)

as of March 31, 2009

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			10.95
SPECIALTY RETAIL
20,000	GROUP 1 AUTOMOTIVE, INC. *	279,400
11,500	HOME DEPOT, INC.	270,940
		550,340	8.36

TEXTILES, APPAREL & LUXURY GOODS
20,000	K-SWISS INC. *	170,800
		170,800	2.59

CONSUMER STAPLES			9.10
BEVERAGES
14,000	DR PEPPER SNAPPLE GROUP INC. *	236,740
		236,740	3.60

FOOD PRODUCTS
7,000	ARCHER DANIELS MIDLAND CO.	194,460
		194,460	2.95

PERSONAL PRODUCTS
3,000	CHATTEM INC. *	168,150
		168,150	2.55

ENERGY			31.73
ENERGY EQUIPMENT & SERVICES
34,000	ION GEOPHYSICAL CORP. *	53,040
5,000	LUFKIN INDUSTRIES INC.	189,400
27,000	MITCHAM INDUSTRIES INC. *	102,870
9,000	TIDEWATER INC.	334,170
		679,480	10.32

OIL, GAS & CONSUMABLE FUELS
5,500	APACHE CORP.	352,495
15,000	ARCH COAL INC.	200,550
13,300	CHESAPEAKE ENERGY CORP.	226,898
6,000	CHEVRON CORP.	403,440
8,600	MARATHON OIL CORP.	226,094
		1,409,477	21.41

FINANCIALS			7.88
CAPITAL MARKETS
2,100	GOLDMAN SACHS GROUP INC.	222,642
		222,642	3.38

COMMERCIAL BANKS
25,000	CATHAY GENERAL BANCORP	260,750
		260,750	3.96

DIVERSIFIED FINANCIAL SERVICES
14,000	CITIGROUP INC. *	35,420
		35,420	0.54

HEALTH CARE			2.40
PHARMACEUTICALS
3,000	JOHNSON & JOHNSON	157,800
		157,800	2.40

INDUSTRIALS			26.62
AEROSPACE & DEFENSE
10,100	HONEYWELL INTERNATIONAL INC.	281,386
		281,386	4.27

AIR FREIGHT & LOGISTICS
4,000	CH ROBINSON WORLDWIDE INC.	182,440
		182,440	2.77

COMMERCIAL SERVICES & SUPPLIES
7,000	COPART INC. *	207,620
		207,620	3.15

CONSTRUCTION & ENGINEERING
10,500	KBR INC.	145,005
		145,005	2.20

MACHINERY
14,500	GRACO INC.	247,515
		247,515	3.76

MARINE
14,000	DRYSHIPS INC. *	71,260
		71,260	1.08

ROAD & RAIL
14,000	GENESEE & WYOMING INC. *	297,500
12,000	KANSAS CITY SOUTHERN *	152,520
5,000	LANDSTAR SYSTEM INC.	167,350
		617,370	9.38

INFORMATION TECHNOLOGY			4.85
IT SERVICES
7,000	SAIC INC. *	130,690
15,000	WESTERN UNION CO.	188,550
		319,240	4.85

MATERIALS			7.94
CHEMICALS
26,000	H.B. FULLER CO.	338,000
		338,000	5.13

METALS & MINING
16,000	COMMERCIAL METALS CO.	184,800
		184,800	2.81

TOTAL COMMON STOCK (Cost: $10,891,893)		6,680,695	101.49

SHORT TERM INVESTMENTS
MONEY MARKET			2.69
176,852	UMB MONEY MARKET FIDUCIARY	176,852
		176,852	2.69

TOTAL SHORT TERM INVESTMENTS (Cost: $176,852)		176,852	2.68

TOTAL INVESTMENTS (Cost: $11,068,745)		6,857,547	104.17

OTHER ASSETS LESS LIABILITIES		(274,774)	(4.17)

TOTAL NET ASSETS		6,582,773	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Fund

Statement of Investments (Unaudited)

as of March 31, 2009

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			11.54
AUTO COMPONENTS
700,000	AMERIGON INC. *	2,590,000
950,000	NOBLE INTERNATIONAL LTD. *	181,450
		2,771,450	3.30

SPECIALTY RETAIL
350,000	CONNS INC. *	4,914,000
620,000	SONIC AUTOMOTIVE INC. *	992,000
		5,906,000	7.03

TEXTILES, APPAREL & LUXURY GOODS
45,000	PHILLIPS VAN HEUSEN CORP.	1,020,600
		1,020,600	1.21

CONSUMER STAPLES			3.38
FOOD PRODUCTS
450,000	DARLING INTERNATIONAL INC. *	1,669,500
442,500	OMEGA PROTEIN CORP. *	1,168,200
		2,837,700	3.38

ENERGY			14.62
ENERGY EQUIPMENT & SERVICES
2,600,000	BOOTS & COOTS INTERNATIONAL WELL CONTROL INC. *	3,250,000
185,000	HORNBECK OFFSHORE SERVICES, INC. *	2,819,400
265,000	MATRIX SERVICE CO. *	2,178,300
405,000	MITCHAM INDUSTRIES INC. *	1,543,050
800,000	PARKER DRILLING CO. *	1,472,000
		11,262,750	13.40

OIL, GAS & CONSUMABLE FUELS
455,000	INFINITY ENERGY RESOURCES INC. *	118,300
770,000	QUEST RESOURCE CORP. *	241,010
263,600	TOREADOR RESOURCES CORP. *	661,636
		1,020,946	1.22

FINANCIALS			15.09
COMMERCIAL BANKS
470,000	EAST WEST BANCORP, INC.	2,147,900
181,300	NARA BANCORP INC. *	533,022
		2,680,922	3.19

CONSUMER FINANCE
400,000	EZCORP INC. A *	4,628,000
360,000	FIRST CASH FINANCIAL SERVICES, INC. *	5,371,200
		9,999,200	11.90

HEALTH CARE			8.84
HEALTH CARE PROVIDERS & SERVICES
530,000	AMERICA SERVICE GROUP INC. *	6,890,000
360,000	UNITED AMERICAN HEALTHCARE CORP. *	536,400
		7,426,400	8.84

INDUSTRIALS			40.91
BUILDING PRODUCTS
280,000	APOGEE ENTERPRISES INC.	3,074,400
		3,074,400	3.66

COMMERCIAL SERVICES & SUPPLIES
250,000	AMERICAN ECOLOGY CORP.	3,485,000
310,000	MOBILE MINI INC. *	3,571,200
200,000	TEAM INC. *	2,344,000
100,000	TETRA TECHNOLOGIES INC. *	2,038,000
		11,438,200	13.61

CONSTRUCTION & ENGINEERING
470,000	FURMANITE CORP. *	1,461,700
465,000	ORION MARINE GROUP INC. *	6,091,500
		7,553,200	8.99

MARINE
160,000	KIRBY CORP. *	4,262,400
		4,262,400	5.07

ROAD & RAIL
270,000	FROZEN FOOD EXPRESS INDUSTRIES INC.	810,000
360,000	SAIA INC. *	4,302,000
558,050	VITRAN CORP. INC. *	2,935,343
		8,047,343	9.58

INFORMATION TECHNOLOGY			1.83
SOFTWARE
105,000	TYLER TECHNOLOGIES INC. *	1,536,150
		1,536,150	1.83

MATERIALS			3.85
METALS & MINING
280,000	COMMERCIAL METALS CO.	3,234,000
		3,234,000	3.85

TELECOMMUNICATION SERVICES			4.93
DIVERSIFIED TELECOM. SERVICES
470,000	PREMIERE GLOBAL SERVICES, INC. *	4,145,400
		4,145,400	4.93

TOTAL COMMON STOCK (Cost: $159,953,539)		88,217,061	104.99

TOTAL INVESTMENTS (Cost: $159,953,539)	88,217,061	104.99

OTHER ASSETS LESS LIABILITIES	(4,193,620)	(4.99)

TOTAL NET ASSETS	84,023,441	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Disclosure of Fair Value Measurements

Statement of Financial Accounting Standards No. 157, Fair Value Measurement is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investment securities as of March 31, 2009:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Growth Fund	Multi-Cap Value Fund	Small Cap Fund
Level 1 - Quoted Prices	$ 466,550	$ 1,921,960	$ 15,137,826	$ 2,557,717	$ 6,680,695	$ 88,217,061
Level 2 - Other significant observable inputs	5,323,344	4,878,515	7,826,878	168,807	176,852	—
Level 3 - Significant unobservable inputs	—	—	—	—	—	—
Total	$ 5,789,894	$ 6,800,475	$ 22,964,704	$ 2,726,524	$ 6,857,547	$ 88,217,061

No Fund had Level 3 holdings at both the beginning and the end of the reporting period.

Item 2.	Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman, Pacific Advisors Fund Inc.

Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	May 26, 2009

By:	/s/ Barbara A. Kelley
Chief Financial Officer

Date:	May 26, 2009